Accounts Receivable and Factoring	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Accounts Receivable and Factoring

NOTE 3 – ACCOUNTS RECEIVABLE AND FACTORING

In March 2013 the Company entered into an agreement with a Factoring company whereby the Company will assign, in the Factor’s sole discretion, selected accounts receivable to the Factor in exchange for initial cash funding (“factor advances”) for 90% of the factored receivable. The minimum 10% reserve held back by the Factor is released, less fees, after collection of the account receivable by the Factor. The company pays a factor fee of one tenth of a percent (0.10%) daily of the face value of submitted invoices. Since the factoring agreement provides for full recourse against the Company for factored accounts receivable that are not collected by the Factor for any reason, and the collection of such accounts receivable are fully secured by substantially all assets of the Company, the factoring advances at June 30, 2014 and December 31, 2013 which have been treated as secured loans on the accompanying consolidated balance sheets were $23,728 and $14,984, respectively. The total accounts receivable factored in the six months ended June 30, 2014 and 2013 was $120,064 and $29,042, respectively. The factor fees incurred during the six months ended June 30, 2014 and 2013 were $2,772 and $413, respectively. Total outstanding accounts receivable factored at June 30, 2014 and 2013 which is included in Accounts Receivable on the accompanying consolidated balance sheets were $26,365 and $14,264, respectively.

The Company has total Accounts Receivable as of June 30, 2014 and December 31, 2013 as follows:

	June 30, 2014	December 31, 2013
Accounts Receivable	$-	$-
Factored Accounts Receivable	26,365	14,264
Allowance for Doubtful Accounts	-	-
Accounts Receivable, net	$26,365	$14,264

NOTE 3 – ACCOUNTS RECEIVABLE AND FACTORING

In March 2013 the Company entered into an agreement with a Factoring company whereby the Company will assign, in the Factor’s sole discretion, selected accounts receivable to the Factor in exchange for initial cash funding (“factor advances”) for 90% of the factored receivable. The minimum 10% reserve held back by the Factor is released, less fees, after collection of the account receivable by the Factor. The company pays a factor fee of one tenth of a percent (0.10%) daily of the face value of submitted invoices. Since the factoring agreement provides for full recourse against the Company for factored accounts receivable that are not collected by the Factor for any reason, and the collection of such accounts receivable are fully secured by substantially all assets of the Company, the factoring advances at December 31, 2013 and 2012 which have been treated as secured loans on the accompanying consolidated balance sheets were $14,984 and $0, respectively. The total accounts receivable factored in 2013 was $107,564. The factor fees incurred in 2013 was $3,872. Total outstanding accounts receivable factored at December 31, 2013 and 2012 which is included in Accounts Receivable on the accompanying balance sheets were $14,264 and $-0-, respectively.

The Company has total Accounts Receivable as of December 31, 2013 and 2012 as follows:

Accounts Receivable	$-	$8,841
Factored Accounts Receivable	14,264	-
Allowance for Doubtful Accounts	-	-
Accounts Receivable, net	$14,264	$8,841